LOANS AND FINANCING - Additional information (Details) R$ / shares in Units, R$ in Thousands, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	May 31, 2025 USD ($)	May 31, 2025 BRL (R$)	Apr. 30, 2025 BRL (R$)	Jun. 30, 2025 BRL (R$) R$ / shares	Mar. 31, 2025 BRL (R$)	Dec. 31, 2025 BRL (R$)	May 31, 2025 BRL (R$)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 BRL (R$)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Debt into equity conversion						R$ (1,613,050)
Azul Secured
Disclosure of detailed information about borrowings [line items]
Preferred shares at a price				R$ 450,572,669
Senior Notes 1L – 2028 | Azul Secured
Disclosure of detailed information about borrowings [line items]
Issue amount										$ 1,048,839	R$ 6,180,810
Average nominal rate p.a.										11.90%	11.90%
Incorporation into the principal of fees											R$ 396,779
Senior notes 2L – 2029 | Azul Secured
Disclosure of detailed information about borrowings [line items]
Issue amount				1,613,050						$ 238,015	R$ 1,443,339
Average nominal rate p.a.										11.50%	11.50%
Incorporation into the principal of fees											R$ 26,854
Senior notes 2L – 2030 | Azul Secured
Disclosure of detailed information about borrowings [line items]
Issue amount				R$ 1,613,050						$ 546,620	R$ 3,309,622
Average nominal rate p.a.										10.90%	10.90%
Incorporation into the principal of fees											R$ 58,290
Preferred shares at a price (in brazilian real per share) | R$ / shares				R$ 1.95
Debt into equity conversion				R$ 734,433
Superpriority notes | Azul Secured
Disclosure of detailed information about borrowings [line items]
Issue amount										$ 525,000	3,093,825
Incorporation into the principal of fees											R$ 315,190
Interest in the amount					R$ 27,508
Superpriority notes | Azul Secured | Bottom of range
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.										8.30%	8.30%
Superpriority notes | Azul Secured | Top of range
Disclosure of detailed information about borrowings [line items]
Average nominal rate p.a.										10.70%	10.70%
New bridge notes | Azul Secured
Disclosure of detailed information about borrowings [line items]
Interest in the amount			R$ 20,082
New bridge notes | Azul Secured | October 2025
Disclosure of detailed information about borrowings [line items]
Issue amount								$ 107,656	R$ 610,208
Average nominal rate p.a.								13.50%	13.50%
Incorporation into the principal of fees									R$ 74,976
Debtor in possession | Azul Secured
Disclosure of detailed information about borrowings [line items]
Interest in the amount		R$ 722,849
Debtor in possession | Azul Secured | Feb-26
Disclosure of detailed information about borrowings [line items]
Issue amount	$ 1,600,000						R$ 8,667,775
Average nominal rate p.a.	15.00%						15.00%
Incorporation into the principal of fees							R$ 412,881
Financing facility | $	$ 1,600,000
Issue amount							R$ 9,080,656
Letters of credit | Azul Secured
Disclosure of detailed information about borrowings [line items]
Execution of letters of credit						R$ 1,995,890